Subsequent Events (Details) € in Millions								3 Months Ended		6 Months Ended	12 Months Ended
	May 05, 2025 USD ($)	Apr. 28, 2025 USD ($)	Apr. 15, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 24, 2025 USD ($)	Mar. 12, 2025 USD ($)	Jan. 15, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 11, 2025 USD ($)	Mar. 06, 2025 USD ($)	Jan. 31, 2025 Vessel	Jan. 13, 2025 EUR (€)	Dec. 11, 2024 USD ($)
Subsequent Events [Abstract]
Dividend paid on Series D Preferred Shares											$ 2,500,000	$ 479,167	$ 0
Net loss on sale of vessels										$ 800,000	19,298,394	6,383,858	0
Prepayment on loan											86,866,269	$ 53,864,500	$ 24,493,000
Related Party [Member] | Toro [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend paid on Series D Preferred Shares											$ 2,500,000
Related Party [Member] | Term Loan [Member] | Toro [Member]
Subsequent Events [Abstract]
Face amount																		$ 100,000,000
Forecast [Member] | Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Callisto [Member]
Subsequent Events [Abstract]
Net loss on sale of vessels								$ (5,300,000)
Subsequent Event [Member] | BestShip GmbH & Cie, KG [Member]
Subsequent Events [Abstract]
Percentage of shares acquired																50.00%
Number of vessels currently receiving services | Vessel																450
Subsequent Event [Member] | 5 Million Euro Term Loan [Member]
Subsequent Events [Abstract]
Face amount | €																	€ 1.5
Subsequent Event [Member] | Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Eclipse [Member]
Subsequent Events [Abstract]
Sale price of vessel															$ 13,500,000
Deposit received from vessel's buyer						$ 1,350,000
Percentage of sale price received as deposit						10.00%
Net loss on sale of vessels									$ (1,600,000)
Subsequent Event [Member] | Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Callisto [Member]
Subsequent Events [Abstract]
Sale price of vessel														$ 14,500,000
Deposit received from vessel's buyer						$ 1,450,000
Percentage of sale price received as deposit						10.00%
Subsequent Event [Member] | Related Party [Member] | Term Loan [Member] | Toro [Member]
Subsequent Events [Abstract]
Prepayment on loan	$ 36,000,000	$ 14,000,000		$ 34,000,000	$ 13,500,000
Subsequent Event [Member] | Q4-2024 Dividend [Member] | Related Party [Member] | Toro [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend paid on Series D Preferred Shares							$ 847,222
Subsequent Event [Member] | Q1-2025 Dividends [Member] | Related Party [Member] | Toro [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend paid on Series D Preferred Shares			$ 1,250,000